Consolidated Statements Of Equity (USD $) In Millions, except Share data	Total USD ($)	Other Postretirement Benefit Plans Defined Benefit [Member] USD ($)	Other Pension Plans Defined Benefit [Member] USD ($)	Defined Benefits Plan Pension [Member] USD ($)	Pacific Gas And Electric Company [Member] USD ($)	Common Stock Shares [Member]	Common Stock Shares [Member] Pacific Gas And Electric Company [Member] USD ($)	Preferred Stock [Member] Pacific Gas And Electric Company [Member] USD ($)	Common Stock Amount [Member] USD ($)	Additional Paid-In Capital [Member] Pacific Gas And Electric Company [Member] USD ($)	Reinvested Earnings [Member] USD ($)	Reinvested Earnings [Member] Pacific Gas And Electric Company [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Pacific Gas And Electric Company [Member] USD ($)	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] Pacific Gas And Electric Company [Member] USD ($)	Noncontrolling Interest - Preferred Stock Of Subsidiary [Member] USD ($)
Balance at Dec. 31, 2010	$ 11,534						$ 1,322	$ 258	$ 6,878	$ 3,241	$ 4,606	$ 7,095	$ (202)	$ (195)	$ 11,282	$ 11,721	$ 252
Balance, in shares at Dec. 31, 2010						395,227,205
Net income	858				845						858	845			858	845
Other comprehensive income (loss)	(11)				(7)								(11)	(7)	(11)	(7)
Equity contribution										555						555
Common stock issued, net									686						686
Common stock issued, net, shares						17,029,877
Stock-based compensation amortization	37								37						37
Common stock dividends declared	(738)										(738)	(716)			(738)	(716)
Tax benefit (expense) from employee stock plans	1								1						1
Preferred stock dividend												(14)				(14)
Preferred stock dividend requirement of subsidiary	(14)										(14)				(14)
Balance at Dec. 31, 2011	12,353						1,322	258	7,602	3,796	4,712	7,210	(213)	(202)	12,101	12,384	252
Balance, in shares at Dec. 31, 2011						412,257,082
Net income	830				811						830	811			830	811
Other comprehensive income (loss)	112				109								112	109	112	109
Equity contribution					885					885						885
Common stock issued, net	773								773						773
Common stock issued, net, shares						18,461,211
Stock-based compensation amortization	52								52						52
Common stock dividends declared	(781)										(781)	(716)			(781)	(716)
Tax benefit (expense) from employee stock plans	1								1	1					1	1
Preferred stock dividend												(14)				(14)
Preferred stock dividend requirement of subsidiary	(14)										(14)				(14)
Balance at Dec. 31, 2012	13,326						1,322	258	8,428	4,682	4,747	7,291	(101)	(93)	13,074	13,460	252
Balance, in shares at Dec. 31, 2012	430,718,293				264,374,809	430,718,293
Net income	828				866						828	866			828	866
Other comprehensive income (loss)	151	92	38	21	106								151	106	151	106
Equity contribution					1,140					1,140						1,140
Common stock issued, net	1,067								1,067						1,067
Common stock issued, net, shares						25,952,131
Stock-based compensation amortization	56								56						56
Common stock dividends declared	(819)										(819)	(716)			(819)	(716)
Tax benefit (expense) from employee stock plans	(1)								(1)	(1)					(1)	(1)
Preferred stock dividend												(14)				(14)
Preferred stock dividend requirement of subsidiary	(14)										(14)				(14)
Balance at Dec. 31, 2013	$ 14,594						$ 1,322	$ 258	$ 9,550	$ 5,821	$ 4,742	$ 7,427	$ 50	$ 13	$ 14,342	$ 14,841	$ 252
Balance, in shares at Dec. 31, 2013	456,670,424				264,374,809	456,670,424